Risks and Concentration - Concentration of foreign currency risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2020 USD ($)
Risks and Concentration
Liabilities	¥ 3,076,486	¥ 2,448,475		$ 471,492
Cash, cash equivalents, time deposits and short-term investment | Foreign currency risks
Risks and Concentration
Cash, cash equivalents, time deposits and short-term investments	¥ 1,352,909	¥ 693,328
Concentration risk (as a percent)	78.30%	65.80%
Liabilities | Foreign currency risks
Risks and Concentration
Concentration risk (as a percent)	97.60%	96.40%
Liabilities	¥ 3,003,951	¥ 2,361,355
Customers whose revenue represent greater than 10% of total revenue
Risks and Concentration
Concentration risk (as a percent)	0.00%	0.00%	0.00%
Distribution channels that represent greater than 10% of total revenues
Risks and Concentration
Concentration risk (as a percent)	0.00%	0.00%	0.00%